Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

($ millions)	Maturity Date	2024	2023
ITC
Secured U.S. First Mortgage Bonds -
4.34% weighted average fixed rate (2023 - 4.22%)	2027-2055	3,944	3,268
Secured U.S. Senior Notes -
4.16% weighted average fixed rate (2023 - 4.00%)	2028-2055	1,511	1,278
Unsecured U.S. Senior Notes -
4.37% weighted average fixed rate (2023 - 4.16%)	2026-2043	5,610	5,165
Unsecured U.S. Shareholder Note -
6.00% fixed rate (2023 - 6.00%)	2028	286	263
UNS Energy
Unsecured U.S. Fixed Rate Notes -
4.09% weighted average fixed rate (2023 - 3.80%)	2026-2053	4,172	3,668
Central Hudson
Unsecured U.S. Promissory Notes - 4.38% weighted
average fixed and variable rate (2023 - 4.27%)	2025-2060	1,974	1,687
FortisBC Energy
Unsecured Debentures -
4.61% weighted average fixed rate (2023 - 4.61%)	2026-2052	3,295	3,295
FortisAlberta
Unsecured Debentures -
4.63% weighted average fixed rate (2023 - 4.52%)	2034-2054	2,835	2,685
FortisBC Electric
Unsecured Debentures -
4.72% weighted average fixed rate (2023 - 4.70%)	2035-2054	960	860
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.24% weighted average fixed rate (2023 - 5.24%)	2026-2060	739	748
Secured First Mortgage Bonds -
5.29% weighted average fixed rate (2023 - 5.29%)	2025-2061	320	320
Unsecured Senior Notes -
4.61% weighted average fixed rate (2023 - 4.45%)	2041-2054	207	152
Unsecured U.S. Senior Loan Notes and Bonds -
5.03% weighted average fixed and variable rate (2023 - 4.89%)	2025-2052	876	702
Corporate and Other
Unsecured U.S. Senior Notes and Promissory Notes -
3.79% weighted average fixed rate (2023 - 3.82%)	2026-2044	2,172	2,251
Unsecured Debentures -
6.51% fixed rate (2023 - 6.51%)	2039	200	200
Unsecured Senior Notes -
4.11% weighted average fixed rate (2023 - 4.10%)	2028-2033	2,000	1,500

Long-term classification of credit facility borrowings		2,216	1,572
Fair value adjustment - ITC acquisition		88	89
Total long-term debt (Note 26)		33,405	29,703
Less: Deferred financing costs and debt discounts		(191)	(172)
Less: Current installments of long-term debt		(1,990)	(2,296)
		31,224	27,235

Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.
The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt agreements have covenants that provide that the Corporation shall not declare, pay or make any restricted payments, including special or extraordinary dividends, if immediately thereafter its consolidated debt to consolidated capitalization ratio would exceed 65%.

Significant Long-Term Debt Issuances in 2024	Month Issued	Interest Rate (%)	Maturity	Amount ($ millions)		Use of Proceeds
ITC
Secured senior notes	January	5.98	2034	US	85	(1) (2) (3)
First mortgage bonds	January	5.11	2029	US	75	(1) (2) (3)
First mortgage bonds	January	5.38	2034	US	75	(1) (2) (3)
Unsecured senior notes	May	5.65	2034	US	400	(3) (4)
First mortgage bonds	December	4.88	2035	US	125	(1) (2) (3)
First mortgage bonds	December	5.25	2043	US	125	(1) (2) (3)
UNS Energy
Unsecured senior notes	May	5.60	2036	US	30	(1) (3)
Unsecured senior notes	August	5.20	2034	US	400	(3) (4)
Central Hudson
Senior notes	April	5.59	2031	US	25	(1) (3)
Senior notes	April	5.69	2034	US	35	(1) (3)
Senior notes	October	4.88	2029	US	25	(3) (4)
Senior notes	October	5.30	2034	US	44	(3) (4)
Senior notes	October	5.40	2036	US	35	(3) (4)
FortisBC Electric
Unsecured debentures	August	4.92	2054	100		(1)
FortisAlberta
Unsecured debentures	May	4.90	2054	300		(1) (2) (3) (4)
Caribbean Utilities
Unsecured senior notes	May	6.17	2039	US	40	(1) (2) (3)
Unsecured senior notes	May	6.37	2049	US	40	(1) (2) (3)
FortisOntario
Unsecured senior notes	August	5.05	2054	55		(1)
Fortis
Unsecured senior notes	September	4.17	2031	500		(1) (3) (4)
(1)    Repay short-term and/or credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes
(4)    Repay maturing long-term debt
14. LONG-TERM DEBT (cont'd)

Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

($ millions)	Total
2025	1,990
2026	2,585
2027	2,541
2028	1,499
2029	1,024
Thereafter	23,766
33,405

In December 2024, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. Fortis also reestablished the at-the-market equity program ("ATM Program") pursuant to the short-form base shelf prospectus, which allows the Corporation to issue up to $500 million of common shares from treasury to the public from time to time, at the Corporation's discretion, effective until January 10, 2027. As at December 31, 2024, $500 million remained available under the ATM Program and $1.5 billion remained available under the short-form base shelf prospectus.

Credit Facilities

($ millions)	Regulated Utilities	Corporate and Other	2024	2023
Total credit facilities	4,396	1,946	6,342	6,176
Credit facilities utilized:
Short-term borrowings (1)	(98)	—	(98)	(119)
Long-term debt (including current portion) (2)	(1,335)	(881)	(2,216)	(1,572)
Letters of credit outstanding	(81)	(21)	(102)	(101)
Credit facilities unutilized	2,882	1,044	3,926	4,384
(1)    The weighted average interest rate was approximately 6.1% (2023 - 6.9%).
(2)    The weighted average interest rate was approximately 4.6% (2023 - 6.2%). The current portion was $1,860 million (2023 - $1,160 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.8 billion of the total credit facilities are committed with maturities ranging from 2025 through 2029.

In April 2024, FortisBC Energy increased its operating credit facility from $700 million to $900 million and extended the maturity to July 2028. In May 2024, FortisBC Electric increased its operating credit facility from $150 million to $200 million and extended the maturity to April 2028.

In May 2024, the Corporation extended the maturity on its unsecured US$500 million non-revolving term credit facility to May 2025. Half of the term credit facility was repaid in the third quarter of 2024 and the remaining US$250 million has been fully utilized as at December 31, 2024. The facility is repayable at any time without penalty. In June 2024, the Corporation amended its $1.3 billion revolving term committed credit facility to extend the maturity to July 2029.

In August 2024, Newfoundland Power increased its operating credit facility from $100 million to $130 million and extended the maturity to August 2029.
Consolidated credit facilities of approximately $6.3 billion as at December 31, 2024 are itemized below.

($ millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	1,000	2028
UNS Energy	US	375	2027
Central Hudson	US	250	2029
FortisBC Energy	900		2028
FortisAlberta	250		2029
FortisBC Electric	200		2028
Other Electric	285		(2)
Other Electric	US	83	2025
Corporate and Other	1,350		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	60	n/a
FortisBC Energy - uncommitted credit facility	55		2025
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	93	2025
Corporate and Other
Unsecured non-revolving facility	US	250	2025
Unsecured revolving facility	US	150	2025
Unsecured non-revolving facility	21		n/a
(1)    ITC also has a US$400 million commercial paper program, under which $nil was outstanding as at December 31, 2024 and 2023
(2)     $90 million in 2027, $65 million in 2027, and $130 million in 2029
(3)    $50 million in 2026 and $1.3 billion in 2029